CONVERTIBLE DEBT (Details 1) - Embedded Derivatives [Member]	9 Months Ended
Sep. 30, 2023
IfrsStatementLineItems [Line Items]
Risk free interest rate, minimum	5.10%
Risk free interest rate, maximum	5.50%
Credit spread	28.10%
Annualized volatility, minimum	1 year
Annualized volatility, maximum	2 years 6 months
Annual dividend rate	0.00%
Annualized volatility Minimum	47.80%
Annualized volatility Maximum	51.10%